SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Fair value of convertible note	$ 30,473	$ 4,203,579	$ 16,799,837
Liability classified warrants	30,473	310,346	3,303,588
Total	30,473	4,513,925	20,103,425
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of convertible note
Liability classified warrants
Total
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of convertible note
Liability classified warrants
Total
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of convertible note	30,473	4,203,579	16,799,837
Liability classified warrants	30,473	310,346	3,303,588
Total	$ 30,473	$ 4,513,925	$ 20,103,425